Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

(22)                          Segment Reporting

During 2011, the Group disposed the Datong segment, which was reclassified to discontinued operations for all periods presented, and operates in three principal operating segments: P&C, Life and Claims Adjusting. Accordingly, the Group has retroactively amended its segment disclosure for 2009 and 2010. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The principle activities of the three reportable operating segments are as follows:

1) P&C segment

This segment provides brokerage and agency services of property and casualty insurance products.

2) Life segment

This segment mainly provides life insurance brokerage and agency services.

3) Claims Adjusting segment

This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.

The following table shows our operations by business segment for the years ended December 31, 2009, 2010 and 2011. Other includes revenue and expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net revenues
P&C	783,220	821,259	1,032,594	164,063
Life	177,713	235,584	276,402	43,916
Claims Adjusting	140,670	177,094	202,003	32,095
Other	—	—	5,676	902
Total net revenues	1,101,603	1,233,937	1,516,675	240,976
Operating costs and expenses
P&C	(408,643)	(389,266)	(1,626,472)	(258,420)
Life	(158,804)	(194,612)	(245,571)	(39,017)
Claims Adjusting	(121,753)	(156,825)	(243,072)	(38,620)
Other	(67,174)	(98,709)	(150,333)	(23,886)
Total operating costs and expenses	(756,374)	(839,412)	(2,265,448)	(359,943)
Income (loss) from operations
P&C	374,577	431,993	(593,878)	(94,357)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Life	18,909	40,972	30,831	4,899
Claims Adjusting	18,917	20,269	(41,069)	(6,525)
Other	(67,174)	(98,709)	(144,657)	(22,984)
Total income (loss) from operations	345,229	394,525	(748,773)	(118,967)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Segment assets
P&C	1,876,999	1,367,326	217,246
Life	175,064	200,713	31,890
Claims Adjusting	175,777	108,630	17,260
Datong	282,799	—	—
Other	1,343,817	1,604,327	254,902
Total assets	3,854,456	3,280,996	521,298